Write-down and Loss on Sales of Vessels Schedule of Impairment and Loss on Sale of Vessels, Equipment and Other Operating Assets (Detail) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2021 USD ($) vessel	Jun. 30, 2020 USD ($) vessel	Mar. 31, 2020 vessel	Jun. 30, 2021 USD ($) vessel	Jun. 30, 2020 USD ($) vessel
Long Lived Assets Held-for-sale [Line Items]
(Write-down) and gain (loss) on sale (note 13)	$ (86,686)	$ (10,669)		$ (87,401)	$ (105,275)
Teekay LNG | Liquefied Gas Segment | LNG Carriers [Member]
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges				0	$ (45,000)
Number Of Vessels Impaired | vessel			6		6
Number Of Vessels | vessel			7
Teekay LNG | Conventional Tankers [Member] | LR2 Tanker
Long Lived Assets Held-for-sale [Line Items]
Number Of Vessels Impaired | vessel	3
Teekay Tankers | Conventional Tankers | Suezmax Tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Number Of Vessels Impaired | vessel					3
Teekay Tankers | Conventional Tankers [Member] | Suezmax Tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Gain (Loss) on Disposition of Assets				0	$ (2,627)
Asset Impairment Charges	$ (62,937)	$ 0		$ (62,937)	0
Number Of Vessels Impaired | vessel	3	1		3
Teekay Tankers | Conventional Tankers [Member] | Aframax
Long Lived Assets Held-for-sale [Line Items]
Number Of Vessels Impaired | vessel	2
Teekay Tankers | Conventional Tankers [Member] | LR2 Tanker
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges	$ (18,381)	$ 0		$ (18,381)	0
Number Of Vessels Impaired | vessel	3			3
Teekay Tankers | Conventional Tankers [Member] | Aframax Tanker [Member]
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges	$ (5,368)	0		$ (5,368)	0
Number Of Vessels Impaired | vessel	1			2
Teekay Tankers | Conventional Tankers [Member] | Suezmax Tanker
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges	$ 0	460
Teekay Parent | FPSO | FPSO
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges	0	$ (13,566)		$ 0	$ (60,085)
Number Of Vessels Impaired | vessel		1			2
Ship To Ship Transfer Business [Member] | Teekay Tankers | Conventional Tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down	0	$ 3,081		0	$ (3,081)
Operating Right Of Use Asset [Member] | Teekay Tankers | Conventional Tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges	$ 0	$ (644)		$ (715)	$ (644)